UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Global Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1.   Schedule of Investments

Schroder North American Equity Fund

Schedule of Investments

July 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 95.8%
	Bahamas — 0.0%
1,400	Steiner Leisure (1)	81,116

	Bermuda — 0.5%
12,000	Arch Capital Group (1)	649,800
7,600	Assured Guaranty	164,464
16,500	Axis Capital Holdings	718,740
7,300	Endurance Specialty Holdings	384,199
8,100	Knightsbridge Tankers	62,046
9,700	Marvell Technology Group	125,809
6,900	PartnerRe	617,826
5,200	RenaissanceRe Holdings	452,244
11,000	Validus Holdings	389,730
3,800	Xyratex	40,964
		3,605,822
	Canada — 2.3%
20,400	Alacer Gold	48,264
9,800	Allied Properties REIT	299,601
16,500	Artis REIT	234,062
9,400	Atco Class I	426,025
11,500	Baytex Energy Trust	466,897
19,400	BCE	803,690
20,700	Bird Construction	251,721
28,100	Blackberry (1)	246,774
3,200	Boardwalk REIT	179,519
20,900	Brookfield Properties	353,861
7,800	Calfrac Well Services	258,583
11,000	Canadian Apartment Properties REIT	228,546
33,800	Canadian Oil Sands Trust	656,189
10,100	Canyon Services Group	123,804
12,600	Celestica (1)	133,471
13,200	Cominar REIT	259,219
800	Constellation Software	116,725
2,600	Domtar	180,726
2,000	Dorel Industries Class B	73,196
7,900	Dundee REIT Class A	237,208
15,700	EnCana	275,449
18,100	Ensign Energy Services	314,913
17,000	First Capital Realty	282,699
9,800	Freehold Royalties Trust	225,273
20,500	Genworth MI Canada	571,030
11,100	HudBay Minerals	74,785
52,700	IAMGOLD	271,940
10,200	IGM Financial	484,726
11,272	Lightstream Resources	91,967
10,500	Magna International Class A	803,013
15,900	Major Drilling Group International	108,209
4,800	Metro Class A	344,286
25,500	Nevsun Resources	85,902
2,400	Northern Property REIT	63,558
900	Open Text	63,607
22,600	Pacific Rubiales Energy	439,414
12,100	Pan American Silver	153,503
9,800	Pason Systems	185,772
11,500	Penn West Petroleum	136,038
10,200	Petrobank Energy & Resources (1)	5,661
14,900	Petrominerales	81,093
10,100	Power Financial	317,131
22,100	Rogers Communications Class B	883,053
7,600	Saputo	351,623
7,900	Savanna Energy Services	56,764
15,400	Shaw Communications Class B	382,789
26,500	Suncor Energy	837,494
17,000	Teck Resources Class B	398,228
7,100	Tim Hortons	410,593
7,200	TransForce	148,823
13,400	Transglobe Energy (1)	89,368
10,100	Trinidad Drilling	92,238
42,100	Twin Butte Energy	68,042
8,600	Vermilion Energy	461,274
14,000	Whitecap Resources	150,482
1,700	Zargon Oil & Gas Trust	10,427
		15,299,248
	Cayman Islands — 0.2%
15,800	Herbalife	1,034,900

	China — 0.0%
10,000	China Automotive Systems (1)	75,300

	Ireland — 0.7%
36,552	Accenture Class A	2,697,903
27,900	Seagate Technology	1,141,389
23,800	XL Group Class A	746,130
		4,585,422
	Israel — 0.2%
27,500	Teva Pharmaceutical Industries ADR	1,091,750

	Netherlands — 0.3%
27,600	LyondellBasell Industries Class A	1,896,396

	Puerto Rico — 0.0%
1,025	Doral Financial (1)	24,610

Shares		Value $

8,400	Triple-S Management Class B (1)	182,784
		207,394
	Switzerland — 0.5%
23,300	ACE	2,129,154
4,600	Allied World Assurance Holdings	435,390
17,700	TE Connectivity	903,408
		3,467,952
	United Kingdom — 0.2%
26,600	Delphi Automotive	1,428,952

	United States — 90.9%
	Consumer Discretionary — 10.1%
6,200	Abercrombie & Fitch Class A	309,194
10,106	Amazon.com (1)	3,044,129
15,100	American Eagle Outfitters	296,564
3,100	American Public Education (1)	122,481
2,300	ANN (1)	77,947
12,800	Apollo Group Class A (1)	233,216
5,600	Autoliv	457,912
15,300	Bed Bath & Beyond (1)	1,169,991
5,900	Big Lots (1)	213,167
9,700	Bridgepoint Education (1)	156,364
4,200	Buckle	235,116
4,100	Capella Education (1)	200,941
4,000	Cato Class A	112,600
5,100	Cheesecake Factory	216,444
2,000	Children’s Place (1)	108,080
17,600	Coach	935,088
81,200	Comcast Class A	3,660,496
2,600	Cracker Barrel Old Country Store	254,540
6,700	Crocs (1)	91,589
3,088	CST Brands (1)	100,700
2,600	Darden Restaurants	127,530
3,300	Deckers Outdoor (1)	180,939
6,100	DeVry	183,488
2,800	Dillard’s Class A	236,404
34,156	DIRECTV (1)	2,161,050
3,500	Discovery Communications Class A (1)	279,020
3,700	Dorman Products	174,196
8,900	Express (1)	200,695
7,700	Finish Line Class A	171,402
12,000	Foot Locker	433,560
75,700	Ford Motor	1,277,816
12,500	GameStop Class A	613,250
21,300	Gannett	548,688
24,400	Gap	1,119,960
18,800	Garmin	753,504
14,400	Genuine Parts	1,180,656
4,100	Gordmans Stores (1)	57,359
7,600	Grand Canyon Education (1)	257,032
8,400	Guess?	282,912
17,600	Hasbro	809,600
7,700	hhgregg (1)	120,813
70,393	Home Depot	5,563,159
4,000	ITT Educational Services (1)	104,920
5,800	John Wiley & Sons Class A	261,754
1,100	Johnson Controls	44,231
4,100	JOS A Bank Clothiers (1)	167,526
3,300	Kohl’s	174,834
10,600	LeapFrog Enterprises Class A (1)	122,112
2,700	Lear	187,029
18,200	Lowe’s	811,356
21,300	Macy’s	1,029,642
35,200	Mattel	1,479,456
49,281	McDonald’s	4,833,480
19,900	McGraw-Hill	1,231,014
5,800	Men’s Wearhouse	231,594
2,100	Meredith	99,792
1,700	Morningstar	129,574
1,300	National Presto Industries	96,382
10,275	News Class A (1)	163,681
21,700	Nike Class B	1,365,364
21,500	Omnicom Group	1,381,805
1,900	O’Reilly Automotive (1)	237,994
4,300	Outerwall (1)	237,575
700	Panera Bread Class A (1)	116,935
4,300	Papa John’s International (1)	287,498
10,100	PetSmart	739,522
5,200	Polaris Industries	583,128
1,700	priceline.com (1)	1,488,639
4,900	Ruth’s Hospitality Group	58,604
4,000	Scholastic	122,000
12,200	Scripps Networks Interactive Class A	863,394
6,300	Sherwin-Williams	1,097,271
10,000	Skullcandy (1)	55,200
9,600	Smith & Wesson Holding (1)	113,664
5,500	Standard Motor Products	189,145
14,900	Starbucks	1,061,476
2,400	Starwood Hotels & Resorts Worldwide	158,760
4,400	Steven Madden (1)	226,248
2,800	Strayer Education	123,928
3,800	Sturm Ruger	193,306
2,600	Superior Industries International	47,346
14,700	Target	1,047,375
8,400	Texas Roadhouse Class A	205,296
20,245	Time Warner	1,260,454
11,600	Time Warner Cable	1,323,212

Shares		Value $

18,100	TJX	941,924
5,000	TRW Automotive Holdings	366,550
7,400	Tupperware Brands	623,672
41,100	Twenty-First Century Fox Class A	1,228,068
2,800	UniFirst	274,456
7,300	VF	1,438,100
26,600	Viacom Class B	1,935,682
64,672	Walt Disney	4,181,045
5,100	Wynn Resorts	678,963
20,700	Yum! Brands	1,509,444
7,700	Zagg (1)	34,881
		67,695,893
	Consumer Staples — 10.4%
75,000	Altria Group	2,629,500
9,300	Brown-Forman Class B	674,343
10,300	Church & Dwight	656,110
5,700	Clorox	489,858
182,016	Coca-Cola	7,295,201
61,582	Colgate-Palmolive	3,686,915
16,173	Costco Wholesale	1,896,931
51,217	CVS Caremark	3,149,333
4,600	Energizer Holdings	468,280
4,100	Fresh Del Monte Produce	115,169
46,900	General Mills	2,438,800
7,300	Hershey	692,551
35,526	Hormel Foods	1,504,526
4,200	J&J Snack Foods	334,656
11,600	JM Smucker	1,305,232
30,200	Kimberly-Clark	2,983,760
13,166	Kraft Foods Group	744,932
6,000	Lancaster Colony	498,180
30,600	Lorillard	1,301,418
20,912	McCormick	1,497,509
5,700	Mead Johnson Nutrition Class A	415,188
8,400	Monster Beverage (1)	512,316
2,000	National Beverage	35,560
7,600	Nu Skin Enterprises Class A	635,664
67,924	PepsiCo	5,674,371
76,491	Philip Morris International	6,821,468
112,611	Procter & Gamble	9,042,663
27,200	Reynolds American	1,344,496
15,100	Safeway	389,429
8,000	Spartan Stores	157,360
37,100	Sysco	1,280,321
3,100	Universal	190,030
5,000	USANA Health Sciences (1)	413,100
50,841	Walgreen	2,554,760
75,523	Wal-Mart Stores	5,886,263
1,400	WD-40	80,514
1,700	Weis Markets	85,374
		69,882,081
	Energy — 9.2%
5,300	Alliance Resource Partners LP	405,556
7,400	Anadarko Petroleum	655,048
28,900	Apache	2,319,225
6,200	Arch Coal	24,180
1,600	Baker Hughes	75,888
6,000	Basic Energy Services (1)	68,640
9,600	C&J Energy Services (1)	185,760
34,100	Chesapeake Energy	794,530
89,720	Chevron	11,294,851
10,200	Cloud Peak Energy (1)	163,506
56,959	ConocoPhillips	3,694,361
3,500	Delek US Holdings	105,875
7,000	Denbury Resources (1)	122,500
1,200	Devon Energy	66,012
9,200	Diamond Offshore Drilling	620,448
6,200	Dorchester Minerals LP	150,226
22,500	Ensco Class A	1,290,150
1,200	EOG Resources	174,588
199,790	ExxonMobil	18,730,312
5,100	Global Geophysical Services (1)	22,389
38,400	Gran Tierra Energy (1)	236,160
19,037	Halliburton	860,282
11,200	Helmerich & Payne	707,840
2,800	Hess	208,488
7,400	HollyFrontier	337,070
42,600	Marathon Oil	1,548,936
20,600	Marathon Petroleum	1,510,598
4,100	Mitcham Industries (1)	69,413
18,320	Murphy Oil	1,240,630
7,600	National Oilwell Varco	533,292
14,000	Natural Resource Partners LP	302,260
12,400	Newfield Exploration (1)	305,040
42,733	Occidental Petroleum	3,805,374
5,900	Oceaneering International	478,431
16,800	Parker Drilling (1)	101,976
7,900	Patterson-UTI Energy	156,183
11,800	Peabody Energy	195,408
36,579	Phillips 66	2,249,608
20,700	RPC	296,424
43,272	Schlumberger	3,519,312
5,000	Stone Energy (1)	121,800
4,500	Sunoco Logistics Partners LP	274,095
10,900	Tesoro	619,665
2,900	Unit (1)	130,732
18,600	Vaalco Energy (1)	115,320
27,800	Valero Energy	994,406
9,200	W&T Offshore	149,868

Shares		Value $

3,700	Western Refining	111,481
		62,144,137
	Financials — 15.0%
31,100	Aflac	1,918,248
5,600	AG Mortgage Investment Trust REIT	101,584
26,500	Allstate	1,350,970
21,300	American Capital (1)	290,958
13,100	American Capital Agency REIT	295,143
13,200	American Equity Investment Life Holding	240,240
27,827	American Express	2,052,798
11,500	American Financial Group	594,435
66,000	American International Group (1)	3,003,660
5,390	Amtrust Financial Services	224,386
19,900	Annaly Capital Management REIT	237,208
14,600	Anworth Mortgage Asset REIT	70,956
6,900	Apollo Investment	56,097
9,400	Apollo Residential Mortgage REIT	150,682
4,700	Arlington Asset Investment Class A	118,816
2,142	Arrow Financial	56,420
3,100	Arthur J Gallagher	137,578
9,400	Aspen Insurance Holdings	352,406
5,600	Assurant	303,296
483,250	Bank of America	7,055,450
13,600	Bank of New York Mellon	427,720
17,200	BankUnited	520,128
1,100	BB&T	39,259
60,700	Berkshire Hathaway Class B (1)	7,033,309
19,200	BGC Partners Class A	120,576
2,700	BlackRock Class A	761,292
3,000	BOK Financial	200,070
13,200	Broadridge Financial Solutions	382,008
13,500	Calamos Asset Management Class A	143,775
23,200	Capital One Financial	1,601,264
3,100	Cash America International	130,200
6,700	CBOE Holdings	335,670
500	Chubb	43,250
7,000	Cincinnati Financial	343,000
139,142	Citigroup	7,254,864
15,100	CNA Financial	536,201
19,400	CNO Financial Group	277,032
10,400	Colony Financial REIT	210,912
18,500	Comerica	786,990
10,605	Commerce Bancshares	483,906
4,300	Coresite Realty REIT	146,028
8,432	Corrections Corp. of America REIT	278,678
1,900	Credit Acceptance (1)	213,541
20,300	CVB Financial	265,727
800	Diamond Hill Investment Group	82,824
16,918	Discover Financial Services	837,610
17,400	Dynex Capital REIT	167,214
5,600	Eaton Vance	226,632
3,900	Encore Capital Group (1)	151,554
3,000	EPR Properties REIT	151,140
15,400	Equifax	973,742
5,200	Ezcorp Class A (1)	94,016
2,900	FactSet Research Systems	316,622
15,500	Federated Investors Class B	449,965
40,500	Fifth Third Bancorp	778,815
11,900	First American Financial	270,487
4,200	First Cash Financial Services (1)	224,280
2,034	First Financial Holdings	112,751
26,700	Franklin Resources	1,305,096
29,300	Genworth Financial Class A (1)	380,607
24,623	Goldman Sachs Group	4,038,911
7,900	Green Dot Class A (1)	183,912
3,400	Greenhill	171,156
31,100	H&R Block	977,473
5,500	Hanmi Financial (1)	93,500
14,300	Hartford Financial Services Group	441,298
11,600	Hatteras Financial REIT	233,044
3,900	HCI Group	142,350
12,600	HCP REIT	552,762
7,900	Horace Mann Educators	223,886
91,400	Huntington Bancshares	781,470
13,000	Interactive Brokers Group Class A	210,600
7,700	International Bancshares	186,417
10,300	Jack Henry & Associates	497,490
182,963	JPMorgan Chase	10,196,528
7,500	KCAP Financial	78,525
49,100	KeyCorp	603,439
28,700	Lincoln National	1,195,929
6,300	LTC Properties REIT	243,621
6,000	Main Street Capital	183,180
6,500	MarketAxess Holdings	336,050
32,500	Marsh & McLennan	1,360,775
53,300	MetLife	2,580,786
10,700	Montpelier Re Holdings	289,007
7,400	Moody’s	501,498
87,400	Morgan Stanley	2,378,154
1,200	Navigators Group (1)	69,552
17,200	New Mountain Finance (1)	249,400
7,000	New Residential Investment REIT	46,410
7,000	Newcastle Investment REIT	40,600
4,100	Northern Trust	240,014
6,700	OFG Bancorp	123,749
23,800	Paychex	938,672
5,700	Platinum Underwriters Holdings	331,113

Shares		Value $

29,900	PNC Financial Services Group	2,273,895
1,600	Portfolio Recovery Associates (1)	238,896
13,800	Principal Financial Group	598,368
8,000	ProAssurance	428,240
10,300	Protective Life	446,299
3,300	Provident Financial Holdings	57,750
5,300	Prudential Financial	418,541
3,100	PS Business Parks REIT	227,137
9,000	Public Storage REIT	1,432,980
1,900	Reinsurance Group of America Class A	129,371
1,900	Republic Bancorp Class A	49,723
16,800	Resource Capital REIT	111,552
5,100	SEI Investments	161,211
7,563	Simon Property Group REIT	1,210,534
1,390	Southside Bancshares	34,736
4,700	State Street	327,449
3,500	Sterling Financial	92,855
23,700	Symetra Financial	426,126
21,800	T. Rowe Price Group	1,640,232
3,881	Travelers	324,258
30,600	Trustco Bank	181,764
40,751	U.S. Bancorp	1,520,828
6,300	Universal Insurance Holdings	49,518
14,800	Unum Group	468,272
2,800	Urstadt Biddle Properties REIT Class A	59,136
1,000	Ventas REIT	65,740
9,700	Waddell & Reed Financial Class A	495,282
15,900	Washington Federal	345,825
187,472	Wells Fargo	8,155,032
2,700	World Acceptance (1)	224,856
6,000	WR Berkley	254,220
		100,841,983
	Healthcare — 13.7%
86,833	Abbott Laboratories	3,180,693
92,013	AbbVie	4,184,751
22,813	Aetna	1,463,910
3,300	Almost Family	63,129
5,900	AmerisourceBergen Class A	343,793
39,726	Amgen	4,301,929
13,800	Amsurg Class A (1)	539,718
41,372	Baxter International	3,021,811
10,700	Becton Dickinson	1,109,804
6,400	Biogen Idec (1)	1,396,032
9,400	Bio-Reference Labs (1)	251,450
98,471	Bristol-Myers Squibb	4,257,886
6,200	Cambrex (1)	90,830
13,800	Cardinal Health	691,242
11,300	Celgene (1)	1,659,518
6,600	Chemed	465,894
3,600	CIGNA	280,188
3,300	Computer Programs & Systems	183,942
2,400	Corvel (1)	81,336
12,500	CR Bard	1,432,500
68,261	Eli Lilly	3,625,341
7,100	Ensign Group	271,504
7,924	Express Scripts Holding (1)	519,418
51,804	Gilead Sciences (1)	3,183,356
22,400	HCA Holdings	873,600
5,800	Hi-Tech Pharmacal	208,452
200	Intuitive Surgical (1)	77,600
134,784	Johnson & Johnson	12,602,304
14,300	Laboratory Corp. of America Holdings (1)	1,383,382
4,100	Magellan Health Services (1)	234,315
100	McKesson	12,266
7,500	MEDNAX (1)	730,650
69,303	Medtronic	3,828,298
148,607	Merck	7,158,399
14,000	Meridian Bioscience	346,220
27,100	PDL BioPharma	220,052
353,147	Pfizer	10,322,487
18,700	Quality Systems	427,669
24,100	Quest Diagnostics	1,405,271
8,200	Questcor Pharmaceuticals	547,924
12,200	ResMed	581,330
18,200	Sciclone Pharmaceuticals (1)	113,932
45,900	Select Medical Holdings	411,723
6,000	Spectrum Pharmaceuticals	50,640
25,900	St. Jude Medical	1,356,901
11,200	STERIS	504,224
30,199	Stryker	2,127,822
3,500	Techne	258,090
15,700	Thermo Fisher Scientific	1,430,427
8,100	U.S. Physical Therapy	231,822
5,100	United Therapeutics (1)	381,684
49,700	UnitedHealth Group	3,620,645
8,900	Universal Health Services Class B	622,555
6,200	Varian Medical Systems (1)	449,500
9,208	Waters (1)	929,455
3,600	WellPoint	308,016
23,300	Zimmer Holdings	1,945,084
		92,302,714
	Industrials — 10.3%
35,135	3M	4,125,903
6,600	Alaska Air Group	403,722
3,500	Argan	55,475
5,300	AZZ	200,499

Shares		Value $

19,500	Boeing	2,049,450
24,408	Caterpillar	2,023,667
15,000	CH Robinson Worldwide	894,300
16,300	Cintas	774,413
3,500	Copart (1)	113,785
7,200	Crane	438,480
78,098	CSX	1,937,611
13,100	Cummins	1,587,589
4,900	Danaher	329,966
22,700	Deere	1,885,689
7,000	Deluxe	287,070
12,900	Diana Shipping (1)	126,807
18,200	Dover	1,558,648
6,000	Dun & Bradstreet	621,780
6,200	EnerSys	328,104
2,500	Exponent	165,300
6,400	FedEx	678,400
16,800	Flowserve	952,224
6,200	Forward Air	226,734
19,947	General Dynamics	1,702,277
385,089	General Electric	9,384,619
12,100	Hawaiian Holdings (1)	92,444
41,491	Honeywell International	3,442,923
5,100	Hubbell Class B	547,485
2,200	Hyster-Yale Materials Handling Class A	143,022
3,400	ICF International (1)	113,526
30,100	Illinois Tool Works	2,168,404
4,700	Insperity	155,429
2,800	Intersections	27,104
10,600	Joy Global	524,700
6,200	Kimball International Class B	68,138
16,800	Kla-Tencor (1)	984,984
9,300	Knoll	153,636
7,500	L-3 Communications Holdings	698,625
6,200	Landstar System	335,172
7,600	Lincoln Electric Holdings	448,704
17,300	Lockheed Martin	2,078,076
15,400	McDermott International (1)	133,210
7,100	MFC Industrial	60,492
800	Middleby (1)	143,152
5,700	Miller Industries	94,563
5,800	MSC Industrial Direct Class A	469,510
21,193	Norfolk Southern	1,550,480
18,800	Northrop Grumman	1,730,728
9,000	Orbital Sciences (1)	166,860
13,600	Pall	951,456
13,200	Parker Hannifin	1,363,296
35,100	Pitney Bowes	579,501
500	Precision Castparts	110,860
24,000	Raytheon	1,724,160
12,700	Rockwell Automation	1,229,995
13,200	Rockwell Collins	939,444
10,800	RPX (1)	188,352
12,000	RR Donnelley & Sons	227,880
35,100	Southwest Airlines	485,433
11,800	Steelcase Class A	179,832
2,500	TAL International Group	100,625
8,100	Toro	399,168
25,800	Union Pacific	4,091,622
18,864	United Parcel Service Class B	1,637,395
29,995	United Technologies	3,166,572
6,000	US Ecology	183,420
2,900	Valmont Industries	404,956
8,800	Wabtec	510,928
5,332	WW Grainger	1,397,730
		69,056,504
	Information Technology — 16.6%
11,200	Actuate (1)	82,656
12,700	American Software Class A	115,062
12,700	Amphenol Class A	997,712
24,900	Analog Devices	1,229,064
41,439	Apple	18,751,148
19,900	Automatic Data Processing	1,434,591
15,800	AVX	202,082
6,100	Benchmark Electronics (1)	134,932
15,200	Booz Allen Hamilton Holding Class A	324,976
46,300	Brocade Communications Systems (1)	308,358
42,000	CA	1,249,080
4,500	CACI International Class A (1)	298,800
267,085	Cisco Systems	6,824,022
6,100	Cognizant Technology Solutions Class A (1)	441,579
17,800	Computer Sciences	848,348
2,900	Comtech Telecommunications	78,532
124,300	Corning	1,888,117
5,500	CSG Systems International	130,240
16,400	Dice Holdings (1)	142,188
3,000	Dolby Laboratories Class A	98,670
32,100	eBay (1)	1,659,249
5,700	Electro Rent	101,916
56,200	EMC	1,469,630
7,200	First Solar (1)	354,528
1,600	FleetCor Technologies (1)	143,632
21,200	FLIR Systems	688,364
2,300	Gartner (1)	138,023

Shares		Value $

4,200	Globecomm Systems (1)	60,858
10,449	Google Class A (1)	9,274,532
11,000	Hackett Group	61,160
13,067	Harris	745,734
66,633	Hewlett-Packard	1,711,135
6,900	Higher One Holdings (1)	74,520
5,700	Ingram Micro Class A (1)	130,131
6,100	Insight Enterprises (1)	130,479
5,500	Integrated Silicon Solution (1)	65,835
234,674	Intel	5,467,904
4,700	InterDigital	186,731
47,494	International Business Machines	9,263,230
26,100	Intuit	1,668,312
8,400	j2 Global	384,468
21,300	Kulicke & Soffa Industries (1)	248,571
9,500	Lexmark International Class A	356,155
2,700	Linear Technology	109,512
1,600	Manhattan Associates (1)	141,344
6,600	Mantech International Class A	194,964
2,800	Mastercard Class A	1,709,708
16,800	Maxim Integrated Products	480,480
347,350	Microsoft	11,056,151
12,700	Molex	378,841
3,100	Monotype Imaging Holdings	76,043
4,600	MTS Systems	290,030
2,300	Multi-Fineline Electronix (1)	34,776
16,400	NetApp	674,368
38,700	NVIDIA	558,441
183,381	Oracle	5,932,375
7,900	Photronics (1)	60,435
4,800	Plantronics	223,152
6,700	Plexus (1)	234,299
14,200	QLogic (1)	156,342
73,477	QUALCOMM	4,742,940
55,700	Symantec	1,486,076
2,200	SYNNEX (1)	108,944
5,200	Syntel	373,256
19,100	TeleNav (1)	117,083
18,100	Teradata (1)	1,070,072
2,800	Tessco Technologies	89,712
69,122	Texas Instruments	2,709,583
18,300	Total System Services	501,603
3,500	Travelzoo (1)	100,345
9,300	ValueClick (1)	227,292
16,800	Visa Class A	2,973,768
14,200	Vishay Intertechnology (1)	204,338
6,900	Volterra Semiconductor (1)	103,983
19,800	Western Digital	1,274,724
54,800	Western Union	984,208
125,300	Xerox	1,215,410
26,400	Xilinx	1,232,616
		111,792,468
	Materials — 2.2%
3,900	A Schulman	104,520
7,600	Air Products & Chemicals	825,664
12,600	Bemis	518,994
8,600	Boise	78,260
5,782	CF Industries Holdings	1,133,330
11,800	Cliffs Natural Resources	230,218
8,100	Coeur Mining (1)	108,621
29,800	Dow Chemical	1,044,192
56,100	E.I. du Pont de Nemours	3,236,409
49,500	Freeport-McMoRan Copper & Gold	1,399,860
9,400	FutureFuel	148,426
4,000	Innophos Holdings	199,360
3,300	Innospec	141,636
14,300	International Paper	690,833
15,240	Monsanto	1,505,407
5,600	Mosaic	230,104
1,200	NewMarket	327,072
42,000	Newmont Mining	1,260,000
4,200	Praxair	504,714
4,100	Schnitzer Steel Industries Class A	105,206
4,400	Schweitzer-Mauduit International	238,216
5,000	Sigma-Aldrich	417,800
1,500	Terra Nitrogen LP	326,700
		14,775,542
	Telecommunication Services — 2.0%
200,339	AT&T	7,065,957
1,400	Atlantic Tele-Network	71,400
20,600	Inteliquent	171,804
19,200	Iridium Communications (1)	161,664
2,250	Lumos Networks	42,637
122,330	Verizon Communications	6,052,888
40,000	Vonage Holdings (1)	128,800
		13,695,150
	Utilities — 1.4%
2,200	Chesapeake Utilities	130,394
4,300	Dominion Resources	255,033
1,733	Duke Energy	123,043
46,471	Emerson Electric	2,851,925
7,100	Energen	425,219
3,300	Exelon	100,947
7,500	NeuStar Class A (1)	420,600
7,800	NextEra Energy	675,558
10,200	Pinnacle West Capital	600,780
14,900	Portland General Electric	472,330

Shares		Value $

8,600	PPL	273,222
35,600	Public Service Enterprise Group	1,202,924
13,708	Southern	614,667
16,900	UGI	709,631
4,000	USA Mobility	62,480
5,300	Wisconsin Energy	230,444
		9,149,197
	Total United States	611,335,669
	TOTAL COMMON STOCK (Cost $500,173,364)	644,109,921

	TOTAL INVESTMENTS — 95.8% (Cost $500,173,364)*	644,109,921

	OTHER ASSETS LESS LIABILITIES — 4.2%	28,651,481

	NET ASSETS — 100%	$672,761,402

(1) Denotes non-income producing security.

* At July 31, 2013, the tax basis cost of the Fund’s investments was $502,185,887, and the unrealized appreciation and depreciation were $152,133,072 and $(10,209,038), respectively.

The open futures contracts held by the Fund at July 31, 2013, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
S&P 500 Index E-MINI	297	Sep-2013	$671,750

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Toronto Dominion Bank	8/22/13	CAD	14,390,335	USD	13,854,979	$(147,572)

ADR — American Depositary Receipt

CAD — Canadian Dollar

LP — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Multi-Cap Equity Fund

Schedule of Investments
July 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 99.5%
	Australia — 2.5%
55,269	Adelaide Brighton	162,946
15,720	ALS	119,963
3,629	ARB	44,101
38,100	Arrium	34,075
19,362	Atlas Iron	14,184
58,133	Ausdrill	56,433
4,167	Austin Engineering	15,469
29,861	Australian Pharmaceutical Industries	11,944
6,313	BHP Billiton	196,563
16,878	Bradken	74,792
6,151	Breville Group	41,687
26,991	BWP Trust REIT	59,682
11,305	Cardno	55,583
6,412	carsales.com	57,346
2,665	Cochlear	146,314
10,209	Codan	17,573
22,348	Collection House	38,367
16,670	Decmil Group	31,466
23,412	Downer EDI	79,336
65,682	Emeco Holdings	14,760
12,566	Fleetwood	44,954
4,773	Flight Centre	194,562
15,318	Forge Group	60,720
12,629	GUD Holdings	72,764
24,919	Imdex	17,023
23,716	Kingsgate Consolidated	34,001
12,961	Leighton Holdings	192,458
8,652	MACA	15,943
5,141	Macquarie Group	202,816
16,029	Mermaid Marine Australia	56,622
8,571	Mineral Resources	73,189
11,617	Monadelphous Group	171,875
145,504	Mount Gibson Iron	73,240
45,707	Myer Holdings	110,105
19,075	NRW Holdings	16,717
4,798	OrotonGroup	32,173
9,648	OZ Minerals	35,296
9,238	Platinum Asset Management	52,562
16,087	RCR Tomlinson	34,414
73,756	Resolute Mining	54,031
12,732	Sedgman	7,210
25,362	Seven Group Holdings	158,209
99,558	St. Barbara (1)	44,296
5,886	Technology One	11,005
89,465	Telstra	401,275
14,696	Thorn Group	28,400
49,584	TPG Telecom	164,458
17,421	UGL	113,997
15,462	Watpac (1)	7,366
5,752	Webjet	24,041
11,778	Wotif.com Holdings	52,404
		3,830,710
	Austria — 0.7%
3,925	Oesterreichische Post	167,614
14,373	OMV	636,066
7,956	Raiffeisen Bank International	241,798
		1,045,478
	Belgium — 0.9%
5,838	Ageas	233,736
407	Barco	30,500
17,389	Belgacom	426,235
8,235	Colruyt (1)	469,770
872	EVS Broadcast Equipment	63,131
9,297	Mobistar	132,959
5,262	Nyrstar	23,241
		1,379,572
	Bermuda — 1.5%
5,100	Arch Capital Group (1)	276,165
5,400	Axis Capital Holdings	235,224
39,736	Catlin Group	305,871
214,000	Emperor International Holdings	60,153
23,648	Lancashire Holdings	290,316
3,900	PartnerRe	349,206
4,400	RenaissanceRe Holdings	382,668
5,900	Validus Holdings	209,037
16,700	VimpelCom ADR	167,167
		2,275,807
	Brazil — 0.4%
17,441	Cia Energetica de Minas Gerais ADR	161,504
22,200	Cia Siderurgica Nacional ADR	64,380
7,100	Ez Tec Empreendimentos e Participacoes	85,118
6,800	Santos Brasil Participacoes	76,157
4,900	Telefonica Brasil ADR	105,203
7,700	Tractebel Energia	121,912
2,100	Valid Solucoes e Servicos	31,711
		645,985
	British Virgin Islands — 0.0%
6,214	Playtech	65,841

	Cambodia — 0.1%
200,000	NagaCorp	156,274

	Canada — 1.8%
1,100	Agrium	93,325
8,200	Alacer Gold	19,400

Shares		Value $

6,100	Alamos Gold	89,858
3,100	Allied Properties REIT	94,772
6,100	Artis REIT	86,532
5,000	Barrick Gold	82,757
25,400	Blackberry (1)	223,063
8,800	Canadian Oil Sands Trust	170,842
10,000	Centerra Gold	44,300
1,500	Domtar	104,265
19,200	Endeavour Mining (1)	12,712
1,900	Evertz Technologies	27,600
12,100	Genworth MI Canada	337,047
27,900	IAMGOLD	143,968
2,700	Metro Class A	193,661
13,900	Nevsun Resources	46,825
8,100	Pacific Rubiales Energy	157,489
3,100	Pan American Silver	39,327
15,900	Petrominerales	86,536
7,200	Power Financial	226,073
15,200	Sherritt International	58,160
2,900	Silver Standard Resources (1)	22,249
4,600	Suncor Energy	145,376
3,600	Tim Hortons	208,188
1,600	Transcontinental Class A	19,441
5,500	Transglobe Energy (1)	36,681
		2,770,447
	Cayman Islands — 0.2%
5,400	NetEase ADR	344,034

	Chile — 0.0%
52,203	AFP Habitat	80,258

	China — 0.9%
88,000	361 Degrees International	19,743
93,000	Anta Sports Products	105,044
37,500	Asia Cement China Holdings	16,295
1,800	Changyou.com ADR	58,572
81,500	China Railway Construction Class H	82,912
67,000	China Shenhua Energy Class H	193,512
44,000	China Taifeng Beddings Holdings	8,794
22,200	Giant Interactive Group ADR	180,930
52,000	Harbin Electric Class H	31,982
44,000	Pacific Textile Holdings	52,535
78,500	Parkson Retail Group	31,175
100,000	Peak Sport Products	18,180
39,000	Shenzhou International Group Holdings	110,378
44,000	SinoMedia Holding	38,919
1,500	SouFun Holdings ADR	52,140
120,000	Travelsky Technology Class H	93,610
251,000	Yangzijiang Shipbuilding Holdings	184,668
60,000	Yanzhou Coal Mining Class H	41,312
160,000	Zijin Mining Group Class H	34,246
59,200	Zoomlion Heavy Industry Science and Technology Class H	42,441
		1,397,388
	Cyprus — 0.0%
14,438	Songa Offshore (1)	18,106

	Czech Republic — 0.2%
9,699	CEZ	230,732
177	Philip Morris CR	101,483
		332,215
	Denmark — 0.5%
77	AP Moeller - Maersk Class B	603,991
915	Coloplast Class B	53,487
2,489	SimCorp	79,499
		736,977
	Egypt — 0.1%
164,467	Centamin (1)	93,273

	Finland — 0.9%
1,837	Nokian Renkaat	81,600
18,501	Orion Class B	452,631
4,655	Rautaruukki	27,310
10,366	Sampo Class A	454,533
10,623	Stora Enso Class R	78,788
2,313	Technopolis	14,832
2,022	Tieto	38,601
17,324	UPM-Kymmene	193,249
		1,341,544
	France — 3.6%
2,017	Alten	75,133
10,801	AXA	238,169
2,072	BioMerieux	211,919
13,072	BNP Paribas	845,781
397	Boiron	21,263
13,331	Bouygues	389,637
6,125	Cie Generale des Etablissements Michelin	615,042
375	Ciments Francais	22,709
24,535	CNP Assurances	415,184
14,679	Credit Agricole (1)	140,174
788	Euler Hermes	88,206
10,965	GDF Suez	230,042
1,518	Mercialys REIT	29,706
9,443	Metropole Television	185,988

Shares		Value $

744	Neopost	53,587
1,188	SEB	98,937
1,558	Societe BIC	172,862
12,779	Societe Generale	513,673
371	Societe Internationale de Plantations d’Heveas	27,235
12,626	Total	673,561
1,476	Vinci	79,703
20,407	Vivendi	436,005
		5,564,516
	Gabon — 0.1%
286	Total Gabon	165,509

	Germany — 2.2%
2,069	Aareal Bank (1)	57,252
287	Amadeus Fire	17,367
4,311	Aurubis	242,281
1,770	Axel Springer	92,305
2,345	BASF	207,958
672	Bertrandt	77,250
11,567	Commerzbank (1)	98,915
42,395	E.ON	719,386
1,373	Gerry Weber International	61,492
2,375	Hannover Rueckversicherung	176,621
10,386	K+S	255,961
1,482	LPKF Laser & Electronics	27,336
2,281	Muenchener Rueckversicherungs	452,753
227	Nemetschek	13,771
4,544	Rheinmetall	211,610
20,088	RWE	604,366
1,700	Salzgitter	63,359
789	SMA Solar Technology	26,971
		3,406,954
	Greece — 0.3%
5,362	JUMBO	57,067
4,656	Metka	68,755
29,210	OPAP	262,302
4,400	Tsakos Energy Navigation (1)	22,572
		410,696
	Hong Kong — 3.0%
105,839	Asian Citrus Holdings	34,416
360,000	Bosideng International Holdings	74,733
49,000	C C Land Holdings	12,636
126,000	Champion REIT	55,400
116,000	China BlueChemical	53,546
36,000	China Lilang	19,635
21,000	China Mobile	223,387
60,000	China South City Holdings	14,699
46,000	City Telecom HK	14,591
126,000	CNOOC	227,449
19,600	Dah Sing Banking Group	22,745
20,400	Dah Sing Financial Holdings	85,092
72,000	Dongyue Group	27,851
591,000	Enerchina Holdings (1)	15,850
158,000	First Pacific	178,666
66,000	Giordano International	65,442
15,000	Great Eagle Holdings	56,862
218,000	Guangdong Investment	176,523
65,500	Hopewell Holdings	207,759
2,620	Hopewell Hong Kong Properties (1) (2) (3)	—
262,000	Huabao International Holdings	112,832
38,000	Hysan Development	161,445
58,500	Kerry Properties	240,620
990,000	Lai Sun Development (1)	28,976
118,000	Phoenix Satellite Television Holdings	44,123
38,000	Ports Design	24,792
325,000	REXLot Holdings	20,953
220,000	Shenguan Holdings Group	93,610
220,000	Shougang Fushan Resources Group	72,051
80,000	Shun Tak Holdings	34,349
71,000	SJM Holdings	177,967
99,000	SmarTone Telecommunications Holdings	157,775
12,000	SOCAM Development	13,755
6,000	Soundwill Holdings	11,790
29,000	Sun Hung Kai Properties	387,011
114,000	SUNeVision Holdings	34,837
32,000	Sunlight REIT	13,038
40,600	Swire Properties	119,356
27,000	Television Broadcasts	183,119
180,000	Tibet 5100 Water Resources Holdings	67,538
3,400	VTech Holdings	52,037
46,000	Wharf Holdings	395,907
58,000	Wheelock	302,130
8,500	Wing Hang Bank	78,801
62,000	Wynn Macau	175,873
92,500	XTEP International Holdings	41,983
		4,613,950
	Hungary — 0.0%
57,251	Magyar Telekom Telecommunications	78,623

	Indonesia — 0.5%
51,500	Astra Agro Lestari	77,920
30,000	Indo Tambangraya Megah	70,640
370,000	Perusahaan Gas Negara	212,406
525,500	Perusahaan Perkebunan London Sumatra Indonesia	57,267

Shares		Value $

42,500	Tambang Batubara Bukit Asam	41,146
201,000	Telekomunikasi Indonesia	232,731
		692,110
	Ireland — 0.9%
10,700	Accenture Class A	789,767
598,318	Bank of Ireland (1)	135,316
4,101	Paddy Power	331,875
2,400	Seagate Technology	98,184
		1,355,142
	Israel — 1.2%
253,076	Bezeq Israeli Telecommunication	408,722
3,800	Check Point Software Technologies	213,978
25,551	Israel Chemicals	204,176
131,101	Israel Discount Bank Class A (1)	223,722
1,337	Ituran Location and Control	24,106
7,518	Osem Investments	167,845
734	Rami Levi Chain Stores Hashikma Marketing 2006	37,873
12,700	Teva Pharmaceutical Industries ADR	504,190
		1,784,612
	Italy — 2.3%
7,572	Autostrada Torino-Milano (1)	86,229
199,478	Banca Monte dei Paschi di Siena (1)	54,508
17,705	Banca Piccolo Credito Valtellinese (1)	21,516
8,369	Banca Popolare dell’Emilia Romagna	49,990
120,954	Banca Popolare di Milano (1)	59,473
36,850	Banco Popolare	46,916
5,560	Cairo Communication	30,756
4,649	Danieli & C Officine Meccaniche	121,099
9,917	DiaSorin	417,694
157,050	Enel	523,166
31,173	ENI	688,835
6,784	Exor	223,101
113,511	Intesa Sanpaolo	215,340
7,852	Italcementi	57,975
11,046	Mediobanca	67,803
20,261	Recordati	238,680
16,007	Societa Iniziative Autostradali e Servizi	140,440
1,074	Tod’s	174,885
38,533	UniCredit	209,766
15,250	Unione di Banche Italiane	64,759
		3,492,931
	Japan — 12.0%
2,200	ABC-Mart	99,316
4,500	Ai Holdings	38,561
2,100	Ain Pharmaciez	91,370
2,900	Airport Facilities	17,149
7,000	Aisin Seiki	278,113
1,800	Alinco	15,259
3,300	Amano	35,423
1,100	Amuse	26,604
7,000	Anritsu	88,081
4,600	Arnest One	87,198
700	Artnature	15,371
13	Asax	21,111
21,000	Atsugi	22,735
700	Axell	13,498
29	Benefit One	50,293
5,000	Best Bridal	43,765
1,900	BML	49,523
7,300	Canon	225,539
2,800	Canon Electronics	52,877
21,000	Central Glass	66,275
4,300	Chiyoda	110,937
2,000	Chori	20,366
10,000	Chugoku Marine Paints	52,089
1,800	Cleanup	14,597
3,800	Cocokara fine	118,374
1,200	Corona Class A	13,065
400	Create SD Holdings	14,564
49	CyberAgent	114,505
10,000	Daido Metal	65,366
3,000	Daihatsu Diesel Manufacturing	12,226
28,000	Daihatsu Motor	616,566
6,000	Daiichi Jitsugyo	24,083
900	Dai-ichi Seiko	11,738
5,800	Daiichikosho	162,253
1,000	Daikoku Denki	19,099
9,000	Daisan Bank	13,972
8,000	Daiwa Industries	49,433
2,068	Dena	39,307
1,900	Doshisha	26,760
30	Dr Ci:Labo	80,094
4,000	Eidai	16,342
1,700	Elecom	20,506
5,600	Exedy	151,167
3,400	FamilyMart	150,189
2,200	FCC	51,298
3,500	Fields	57,052
1,400	First Juken	18,889
3,400	FJ Next	18,092
1,600	Fuji Kosan	9,298
18,000	Fujibo Holdings	38,239
7,500	FUJIFILM Holdings	164,922
8,100	Fujikura Kasei	38,138
14	Fujishoji	17,345

Shares		Value $

1,400	FuKoKu	11,568
400	Fukuda Denshi	16,219
5,200	Fukushima Industries	77,647
2,000	Funai Electric	19,732
2,000	Fuyo General Lease	69,656
2,400	Gendai Agency	14,462
60	Geo	55,275
1,300	GMO Payment Gateway	30,419
14,000	Godo Steel	23,450
4,300	Gree	34,871
12,000	Gunze	29,782
2,300	Gurunavi	24,806
15,000	Hachijuni Bank	88,244
1,200	Hakuto	11,031
700	Hiday Hidaka	14,714
21,000	Higo Bank	123,542
1,800	HI-LEX	36,364
1,900	Hisamitsu Pharmaceutical	104,790
3,210	Honeys	35,441
500	Hoshizaki Electric	17,414
10,700	Hoya	231,026
11,000	Hyakugo Bank	43,703
13,000	Hyakujushi Bank	40,231
2,000	Ichirokudo	10,622
1,000	Idemitsu Kosan	83,444
3,100	Inaba Denki Sangyo	85,297
3,900	Inabata	31,986
2,300	Ines	14,048
10	Infocom	16,219
142	Inpex	622,184
27,000	Isuzu Motors	192,207
4,400	Itfor	17,526
3,100	Itochu Enex	15,673
12,000	Iwatani	44,122
3,700	Japan Airlines	196,507
2,300	Japan Digital Laboratory	22,058
1,300	Japan Petroleum Exploration	55,898
6,100	Japan Tobacco	213,385
2,300	J-COM Holdings	18,628
6,000	JGC	212,031
16,000	Juroku Bank	58,830
4,200	Justsystems (1)	19,818
7,000	Kagoshima Bank	45,828
17,000	Kaken Pharmaceutical	263,916
19,000	Kandenko	95,670
1,700	Kanematsu Electronics	21,547
2,000	Kato Sangyo	42,100
6,900	Keihin	104,934
13,000	Kinden	126,667
15,000	Kinugawa Rubber Industrial	80,125
2,900	Kohnan Shoji	33,025
12,000	Koito Manufacturing	232,132
15,500	Konica Minolta Holdings	127,122
1,800	Konishi	36,217
1,900	Kura	32,407
12,000	Kurabo Industries	19,487
3,300	Kuroda Electric	46,040
3,100	Kyoei Steel	52,432
6,100	Kyokuto Securities	104,481
4,000	Kyowa Exeo	44,204
900	Macnica	22,548
8,000	Maeda Road Construction	131,468
42,000	Marubeni	292,554
5,000	Marudai Food	15,882
1,500	Matsuda Sangyo	19,671
1,500	Megachips	23,455
2,000	Meiko Network Japan	25,432
2,300	Meitec	62,275
8	MID REIT Class A	18,017
1,700	Milbon	57,037
2,100	Mimasu Semiconductor Industry	18,253
6,700	Miraca Holdings	323,675
900	Miraial	13,880
2,500	Miroku Jyoho Service	9,320
600	Mitani	10,344
4,500	Mitsubishi Shokuhin	113,569
13,000	Mitsubishi Steel Manufacturing	32,928
4,000	Mitsuboshi Belting	18,711
22,000	Mitsui	295,475
1,400	Mixi	19,203
6,000	Moonbat	12,134
11,600	Moshi Moshi Hotline	144,778
1,800	MTI	13,200
1,000	Murakami	15,116
3,600	NAC	63,940
3,000	Nakayo Telecommunications	9,437
19,200	Namco Bandai Holdings	311,012
3,900	Namura Shipbuilding	31,667
2,000	NEC Fielding	23,675
4,200	NET One Systems	32,730
12,600	Nexon	159,446
5,900	Nichii Gakkan	52,607
10	NIFTY	11,317
2,000	Nihon Parkerizing	39,751
29,500	Nippon Coke & Engineering	33,143
14,000	Nippon Denko	41,467
13,000	Nippon Electric Glass	69,972
800	Nippon Kanzai	12,027
10,000	Nippon Konpo Unyu Soko	160,147
3,000	Nippon Pillar Packing	19,824
16,000	Nippon Piston Ring	27,290
1,000	Nippon Seiki	14,799
4,900	Nippon Telegraph & Telephone	246,977
11,000	Nishimatsu Construction	25,840

Shares		Value $

2,500	Nissin Kogyo	47,008
3,550	Nitori Holdings	303,115
4,200	Nitto Kogyo	69,664
1,000	Noritz	16,893
15,800	North Pacific Bank	61,160
409	NTT DoCoMo	624,507
6	Nuflare Technology	75,314
210	Obic	59,004
500	Ohsho Food Service	17,363
3,900	Oracle Japan	152,160
4,100	Otsuka Holdings	132,535
1,900	Otsuka Kagu	18,804
1,600	Pal	44,710
2,900	Piolax	80,031
2,400	Proto	31,449
10,000	Renown (1)	13,380
11,000	Riken	46,512
1,700	Rohm	65,805
2,000	Ryoden Trading	14,095
1,300	Ryosan	21,948
4,000	San-Ai Oil	15,361
20,000	San-In Godo Bank	151,364
6,000	Sanki Engineering	33,888
3,000	Sankyo Frontier	22,276
7,000	Seika	16,873
52,000	Seikitokyu Kogyo (1)	38,770
14,000	Seino Holdings	125,830
5,000	Sekisui Jushi	66,183
5,800	Shin-Etsu Polymer	18,542
7,000	Shiroki	14,871
5,900	Showa	79,542
2,500	Sinko Industries	23,465
20,600	Skymark Airlines	72,798
2,300	SNT	9,091
500	Sogo Medical	20,197
24,900	Sony Financial Holdings	409,447
1,200	SRA Holdings	13,727
700	St. Marc Holdings	32,744
6,000	Stanley Electric	116,433
1,900	Step	17,349
1,500	Studio Alice	19,334
7,000	Sumikin Bussan	21,162
7,000	Sumitomo Densetsu	95,373
27,000	Sumitomo Metal Mining	352,977
15,200	Sumitomo Rubber Industries	253,514
3,600	Sundrug	154,979
6,200	Tachi-S	89,223
6,000	Taihei Dengyo Kaisha	42,651
10,000	Taihei Kogyo	35,134
2,500	Taiyo Holdings	78,261
5,000	TBK	22,674
4,900	Tecmo Koei Holdings	49,295
5,000	Teikoku Sen-I	40,599
1,900	TKC	32,310
18,000	Toa	24,267
38,000	Toagosei	163,007
2,900	Tocalo	38,357
4,500	Toho Holdings	78,087
2,400	Tokai	66,183
16,000	Tokai Carbon	46,083
3,500	Tokai Rubber Industries	30,314
470	Token	24,770
10,000	Tokuyama	35,849
2,000	Tokyo Energy & Systems	9,887
4,200	Tokyo Ohka Kogyo	90,426
6,600	Tokyo Steal Manufactoring (1)	33,300
5,000	Tokyo Tekko	18,844
500	Tokyu Community	22,802
1,900	Tomoe Engineering	28,759
27,000	Topy Industries	55,980
8,000	Toshiba Plant Systems & Services	130,242
13,000	Toshiba TEC	75,018
10,000	Tosho Printing	25,023
7,000	Toyo Kohan	25,809
11,700	Toyo Seikan Group Holdings	193,944
8,000	Toyoda Gosei	196,916
1,000	Trancom	29,323
3,500	Trend Micro	116,536
7,100	TS Tech	233,500
1,000	Tsuruha Holdings	92,125
7,000	Uchida Yoko	18,017
7,900	Unipres	155,321
1,660	USS	198,535
8,000	Wakita	86,365
4,000	Watanabe Sato	11,276
800	WDB Holdings	19,193
5	Wowow	18,078
9	YAMADA Consulting Group	13,733
800	Yellow Hat	15,189
14,000	Yodogawa Steel Works	58,482
22	Zappallas	15,976
		18,335,339
	Kazakhstan — 0.2%
18,576	KazMunaiGas Exploration Production JSC GDR	272,510

	Liechtenstein — 0.0%
122	Verwaltungs-und Privat-Bank	9,406

Shares		Value $

	Luxembourg — 0.1%
2,669	Oriflame Cosmetics	87,463

	Malaysia — 0.3%
56,937	Berjaya Sports Toto	73,365
19,100	Carlsberg Brewery Malaysia	86,550
68,500	DiGi.com	98,189
21,000	Hartalega Holdings	42,078
46,000	Petronas Chemicals Group	93,872
24,300	UMW Holdings	103,822
		497,876
	Mexico — 0.1%
11,251	Fresnillo	176,121

	Netherlands — 1.7%
41,260	Aegon	318,090
2,265	APERAM	27,957
5,461	ArcelorMittal	71,902
22,841	ING Groep (1)	233,369
16,380	Koninklijke Ahold	269,884
3,000	LyondellBasell Industries Class A	206,130
19,480	Royal Dutch Shell	663,302
17,522	Royal Dutch Shell Class A	596,550
3,900	Unilever	156,897
		2,544,081
	New Zealand — 0.0%
5,388	Air New Zealand	6,240
8,018	Skellerup Holdings	8,645
		14,885
	Norway — 1.2%
4,735	Atea (1)	49,818
3,641	Fred Olsen Energy	175,846
3,729	Kongsberg Gruppen	69,925
31,145	Statoil	675,457
9,455	TGS Nopec Geophysical	303,732
12,003	Yara International	538,962
		1,813,740
	Philippines — 0.1%
219,200	Aboitiz Power	176,400

	Poland — 0.5%
6,607	Asseco Poland	94,055
12,027	Enea	50,874
4,705	Jastrzebska Spolka Weglowa	98,628
7,778	KGHM Polska Miedz	270,120
41,524	PGE	196,564
43,545	Tauron Polska Energia	59,946
		770,187
	Portugal — 0.2%
133,984	Banco Espirito Santo (1)	130,120
24,356	Portucel	86,254
7,462	Sonaecom - SGPS	17,690
		234,064
	Puerto Rico — 0.0%
1,850	Doral Financial (1)	44,419

	Russia — 0.9%
10,629	Alliance Oil (NASDAQ) (1)	69,874
4,800	CTC Media (NASDAQ)	53,280
38,248	Gazprom ADR	297,187
3,216	Gazprom Neft OAO ADR	56,859
5,789	Globaltrans Investment GDR	80,872
3,245	LUKOIL ADR	192,948
23,400	Rosneft Oil GDR	165,672
6,698	Sistema JSFC GDR	147,356
28,706	Surgutneftegas OAO ADR	228,213
2,200	Tatneft OAO ADR	81,026
1,048	Uralkali GDR	22,742
		1,396,029
	Singapore — 0.5%
62,000	Ausgroup	17,319
7,600	Avago Technologies Class A	278,768
49,000	First Resources	64,776
1,000	Great Eastern Holdings	13,613
26,000	Ho Bee Investment	44,805
5,000	Hong Leong Finance	10,544
101,000	Mapletree Logistics Trust REIT	84,640
28,000	OSIM International	45,167
66,000	StarHub	228,508
		788,140
	South Africa — 1.5%
8,114	AVI	47,242
36,684	Capital Property Fund	38,746
14,288	Coronation Fund Managers	95,138
10,752	Gold Fields	63,757
14,200	Gold Fields ADR	85,626
2,146	Kumba Iron Ore	95,270
6,725	Lewis Group	39,687
11,867	Mr Price Group	154,811
25,373	MTN Group	476,443
16,120	Reunert	109,460
40,157	Sanlam	193,468
3,909	Sasol	180,098
26,978	Truworths International	228,693
28,917	Vodacom Group	342,091
3,983	Wilson Bayly Holmes-Ovcon	63,022

Shares		Value $

11,282	Woolworths Holdings	76,917
		2,290,469
	South Korea — 1.2%
2,102	Daelim Industrial	166,525
4,770	Halla Visteon Climate Control	141,602
9,004	Kia Motors	510,541
309	Korea Zinc	78,802
3,098	KT&G	208,753
427	Samsung Electronics	486,512
1,446	SK Holdings	227,180
		1,819,915
	Spain — 1.3%
27,290	Banco Bilbao Vizcaya Argentaria	258,422
33,821	Banco de Sabadell	69,201
28,901	Banco Santander Central Hispano	211,236
38,681	CaixaBank	142,646
14,616	Duro Felguera	94,500
14,074	Enagas	347,506
2,796	Gas Natural SDG	56,911
6,117	Red Electrica	341,420
6,569	Repsol	157,216
5,139	Viscofan	264,682
3,226	Zardoya Otis	46,994
		1,990,734
	Sweden — 1.6%
11,372	Atlas Copco Class A	296,768
2,653	Axfood	123,611
3,983	Betsson (1)	107,242
4,830	Concentric	57,058
1,898	Hexpol	139,333
9,966	Industrivarden Class C	179,194
3,586	Intrum Justitia	91,326
22,353	Investor Class B	672,838
1,037	Millicom International Cellular	82,809
5,519	PA Resources (1)	8,636
12,817	SAS (1)	25,563
1,580	Swedish Match	59,024
71,148	TeliaSonera	515,205
6,393	Vostok Nafta Investment	35,995
		2,394,602
	Switzerland — 2.2%
7,400	ACE	676,212
7,229	Actelion	480,397
2,300	Allied World Assurance Holdings	217,695
726	Helvetia Holding	324,384
1,217	Implenia	66,409
194	Partners Group Holding	51,296
4,560	Roche Holding	1,123,432
1,406	Schweizerische National-Versicherungs-Gesellschaft	65,784
86	Swatch Group	51,110
1,984	Swiss Re	158,000
405	Zurich Insurance Group	109,012
		3,323,731
	Taiwan — 0.4%
11,000	Chipbond Technology	24,284
203,000	Pou Chen	207,830
96,000	Powertech Technology	184,083
14,193	Radiant Opto-Electronics	44,540
16,600	Simplo Technology	73,073
35,000	Taiwan Secom	78,902
4,100	Taiwan Semiconductor Manufacturing ADR	69,618
		682,330
	Thailand — 0.5%
103,300	BEC World	202,969
1,783	Coastal Energy (1)	24,412
128,900	Delta Electronics Thai NVDR	184,290
30,100	MCOT	39,428
31,600	PTT Exploration & Production	157,495
285,800	Thai Tap Water Supply	98,615
		707,209
	Turkey — 0.2%
11,180	Koza Altin Isletmeleri	154,191
22,128	Koza Anadolu Metal Madencilik Isletmeleri (1)	35,891
3,581	Tupras Turkiye Petrol Rafinerileri	76,579
2,900	Turk Traktor ve Ziraat Makineleri	90,627
		357,288
	United Kingdom — 12.1%
47,781	Aberdeen Asset Management	279,337
36,350	Afren (1)	75,205
47,998	African Barrick Gold	82,437
5,154	Albemarle & Bond Holdings	10,820
18,592	AMEC	304,611
22,195	Amlin	135,767
30,375	Anglo American	650,612
16,529	Antofagasta	221,778
44,069	Ashmore Group	248,519
22,475	AstraZeneca	1,140,247
53,028	Avocet Mining (1)	8,369
40,928	Balfour Beatty	153,725
139,799	Barclays	612,279
49,937	Beazley	167,508
3,362	Berkeley Group Holdings	115,536
95,937	BP	663,393
6,823	British American Tobacco	363,907

Shares		Value $

19,729	British Sky Broadcasting Group	248,507
7,616	Burberry Group	177,264
110	Camellia	15,312
47,979	Carillion	217,579
90,750	Centrica	539,792
11,721	Close Brothers Group	186,331
45,363	Cobham	198,470
5,613	CSR	48,586
10,680	Dart Group	39,724
38,471	Debenhams	63,440
3,900	Delphi Automotive	209,508
2,879	Domino Printing Sciences	27,767
5,338	Dunelm Group	79,987
21,689	Elementis	82,717
54,011	EnQuest (1)	101,720
12,805	Enterprise Inns (1)	25,187
34,693	Eurasian Natural Resources	114,896
776	Euromoney Institutional Investor	12,572
13,228	Fenner	69,506
35,195	Firstgroup	53,514
25,545	GlaxoSmithKline	654,412
718	Go-Ahead Group	17,280
12,401	Greggs	81,648
6,504	Halfords Group	36,480
11,364	Halma	96,119
18,168	Highland Gold Mining	17,619
20,843	Hiscox	206,100
16,506	Howden Joinery Group	72,517
77,372	HSBC Holdings	880,182
67,600	HSBC Holdings (Hong Kong Shares)	759,624
25,143	IG Group Holdings	220,888
18,824	IMI	392,889
14,875	ITE Group	64,220
9,830	Jardine Lloyd Thompson Group	133,614
16,572	JKX Oil & Gas (1)	16,009
29,146	Kazakhmys	115,413
4,247	Kentz	27,807
164,561	Legal & General Group	482,906
5,437	Micro Focus International	65,838
29,071	Mitie Group	119,849
19,229	Morgan Advanced Materials	89,366
2,773	Next	210,501
893	Nichols	13,857
918	PayPoint	15,236
35,300	Petropavlovsk	47,525
14,669	Reckitt Benckiser Group	1,044,136
19,429	Restaurant Group	156,502
3,041	Rio Tinto	136,703
132,773	Royal Bank of Scotland Group (1)	641,495
200,381	RSA Insurance Group	381,039
14,106	Senior	57,016
14,102	Shire	515,296
75,248	Smith & Nephew	898,031
10,357	Smiths Group	218,216
1,855	Spectris	59,543
7,811	Spirax-Sarco Engineering	340,435
5,346	Ultra Electronics Holdings	147,689
7,156	Unilever	290,551
9,606	Vedanta Resources	169,952
10,303	Victrex	236,670
13,469	WH Smith	159,513
15,085	William Hill	111,643
70,318	WM Morrison Supermarkets	309,256
		18,458,014
	United States — 35.9%
	Consumer Discretionary — 3.3%
800	Advance Auto Parts	65,992
10,800	American Eagle Outfitters	212,112
1,400	American Public Education (1)	55,314
5,500	Bed Bath & Beyond (1)	420,585
2,200	Bridgepoint Education (1)	35,464
3,100	Buckle	173,538
1,100	Cato Class A	30,965
1,300	Cheesecake Factory	55,172
7,100	Chico’s FAS	121,623
1,400	Coach	74,382
2,100	DeVry	63,168
4,500	DIRECTV (1)	284,715
1,300	Dorman Products	61,204
600	DSW Class A	45,474
3,200	Express (1)	72,160
2,400	Foot Locker	86,712
1,900	Fossil Group (1)	208,810
2,600	Gap	119,340
2,400	Grand Canyon Education (1)	81,168
1,400	Guess?	47,152
2,100	Hibbett Sports (1)	123,165
8,900	Mattel	374,067
1,000	McDonald’s	98,080
1,300	Meredith	61,776
2,500	Morningstar	190,550
2,400	MSC Industrial Direct Class A	194,280
300	Nathan’s Famous (1)	17,178
2,200	PetMed Express	36,850
4,000	PetSmart	292,880
3,800	Polaris Industries	426,132
3,000	Ross Stores	202,410
2,500	Select Comfort (1)	57,125
3,800	Staples	64,676
1,500	Steven Madden (1)	77,130
1,200	Sturm Ruger	61,044
4,100	TJX	213,364

Shares		Value $

2,600	Tupperware Brands	219,128
1,400	Valassis Communications	40,082
200	Winmark	14,380
		5,079,347
	Consumer Staples — 2.9%
6,000	Church & Dwight	382,200
4,400	Coca-Cola	176,352
6,000	Colgate-Palmolive	359,220
1,100	General Mills	57,200
7,600	Hormel Foods	321,860
2,000	J&J Snack Foods	159,360
4,800	Kimberly-Clark	474,240
5,700	Lancaster Colony	473,271
13,300	Lorillard	565,649
5,700	Nu Skin Enterprises Class A	476,748
1,600	PepsiCo	133,664
4,100	Philip Morris International	365,638
7,800	Reynolds American	385,554
1,800	Universal	110,340
		4,441,296
	Energy — 1.9%
1,600	Alliance Resource Partners LP	122,432
5,100	Arch Coal	19,890
2,700	C&J Energy Services (1)	52,245
3,500	Chevron	440,615
3,300	Delek US Holdings	99,825
5,100	ExxonMobil	478,125
4,100	HollyFrontier	186,755
6,500	Marathon Petroleum	476,645
4,600	Occidental Petroleum	409,630
4,000	Penn Virginia (1)	20,160
7,400	RPC	105,968
1,700	Tesoro	96,645
8,400	Valero Energy	300,468
5,000	Western Refining	150,650
		2,960,053
	Financials — 7.0%
11,200	Aflac	690,816
2,000	AG Mortgage Investment Trust REIT	36,280
14,500	American Capital	198,070
3,900	American Capital Mortgage Investment REIT	76,362
13,300	American Equity Investment Life Holding	242,060
5,600	American Financial Group	289,464
1,670	Amtrust Financial Services	69,522
5,700	Apollo Residential Mortgage REIT	91,371
1,200	Arlington Asset Investment Class A	30,336
8,200	Aspen Insurance Holdings	307,418
3,000	Assurant	162,480
42,100	Bank of America	614,660
6,700	Capstead Mortgage REIT	79,194
1,700	Cash America International	71,400
6,000	CBOE Holdings	300,600
43,400	Chimera Investment REIT	129,332
14,630	Citigroup	762,808
3,500	CNA Financial	124,285
4,600	CNO Financial Group	65,688
600	CVB Financial	7,854
600	Diamond Hill Investment Group	62,118
12,100	Discover Financial Services	599,071
5,100	Dynex Capital REIT	49,011
3,200	Ezcorp Class A (1)	57,856
900	First Cash Financial Services (1)	48,060
3,900	Franklin Resources	190,632
7,300	Genworth Financial Class A (1)	94,827
5,200	Goldman Sachs Group	852,956
4,500	Hatteras Financial REIT	90,405
2,000	HCI Group	73,000
6,600	Horace Mann Educators	187,044
5,400	Invesco Mortgage Capital REIT	88,722
15,000	JPMorgan Chase	835,950
1,400	MarketAxess Holdings	72,380
7,100	Marsh & McLennan	297,277
9,100	Montpelier Re Holdings	245,791
600	Moody’s	40,662
13,600	Morgan Stanley	370,056
200	National Western Life Insurance Class A	42,790
400	Phoenix (1)	17,068
900	Portfolio Recovery Associates	134,379
4,400	Primerica	180,576
5,000	ProAssurance	267,650
4,100	Protective Life	177,653
4,700	Reinsurance Group of America Class A	320,023
7,500	SEI Investments	237,075
17,300	Symetra Financial	311,054
5,034	Tetragon Financial Group	53,587
5,100	Waddell & Reed Financial Class A	260,406
2,000	World Acceptance (1)	166,560
		10,774,639
	Healthcare — 8.5%
18,000	Abbott Laboratories	659,340
18,023	AbbVie	819,686
2,700	Amgen	292,383
4,600	Amsurg Class A	179,906
100	Atrion	24,115
9,300	Baxter International	679,272
5,000	Becton Dickinson	518,600
3,300	Bio-Reference Labs	88,275

Shares		Value $

1,600	Chemed	112,944
3,200	Computer Programs & Systems	178,368
1,000	Corvel (1)	33,890
5,200	CR Bard	595,920
1,400	Cyberonics (1)	72,786
11,700	Eli Lilly	621,387
1,200	ICU Medical	86,028
700	Idexx Laboratories	68,593
10,900	Johnson & Johnson	1,019,150
3,700	Laboratory Corp. of America Holdings (1)	357,938
1,700	MEDNAX	165,614
20,600	Medtronic	1,137,944
9,200	Meridian Bioscience	227,516
400	Mettler-Toledo International (1)	88,240
3,900	Myriad Genetics (1)	115,713
4,200	National Research Class A (1)	75,516
1,700	National Research Class B	66,470
16,500	PDL BioPharma	133,980
5,800	Quality Systems	132,646
9,500	Quest Diagnostics	553,945
7,400	Questcor Pharmaceuticals	494,468
1,100	ResMed	52,415
27,500	Select Medical Holdings	246,675
5,100	St. Jude Medical	267,189
5,300	STERIS	238,606
9,600	Stryker	676,416
4,300	Techne	317,082
2,800	United Therapeutics	209,552
6,300	UnitedHealth Group	458,955
200	Utah Medical Products	11,164
6,300	Varian Medical Systems	456,750
6,100	Zimmer Holdings	509,228
		13,044,665
	Industrials — 4.3%
5,900	3M	692,837
2,800	Alaska Air Group	171,276
600	Allegiant Travel Class A	58,428
700	Amerco	116,424
2,200	Cummins	266,618
3,200	Deluxe	131,232
2,300	Dover	196,972
4,900	Emerson Electric	300,713
10,500	Exelis	155,190
2,200	Exponent	145,464
2,400	Forward Air	87,768
3,900	General Dynamics	332,826
2,500	Hubbell Class B	268,375
2,200	Intersections	21,296
2,200	Joy Global	108,900
3,000	Kla-Tencor (1)	175,890
900	Landstar System	48,654
3,600	Lockheed Martin	432,432
4,700	Northrop Grumman	432,682
3,500	Parker Hannifin	361,480
19,400	Pitney Bowes	320,294
6,200	Raytheon	445,408
2,200	Rockwell Collins	156,574
11,600	RR Donnelley & Sons	220,284
4,200	SkyWest	63,504
3,800	Spirit Airlines (1)	125,590
3,000	Union Pacific	475,770
3,400	Wabtec	197,404
		6,510,285
	Information Technology — 7.1%
4,300	Altera	152,908
700	Amphenol Class A	54,992
2,000	Analog Devices	98,720
2,500	Apple	1,131,250
9,700	Automatic Data Processing	699,273
20,700	Brocade Communications Systems (1)	137,862
13,700	CA	407,438
2,000	CACI International Class A (1)	132,800
8,100	Cisco Systems	206,955
5,100	Computer Sciences	243,066
3,800	Corning	57,722
29,500	EMC	771,425
2,100	Factset Research Systems	229,278
2,600	Harris	148,382
23,400	Hewlett-Packard	600,912
2,100	Insight Enterprises (1)	44,919
46,500	Intel	1,083,450
1,800	InterDigital	71,514
2,100	International Business Machines	409,584
7,500	Intuit	479,400
3,300	j2 Global	151,041
5,600	Jack Henry & Associates	270,480
3,200	Lexmark International Class A	119,968
800	Manhattan Associates (1)	70,672
4,000	Maxim Integrated Products	114,400
36,500	Microsoft	1,161,795
2,600	NeuStar Class A	145,808
18,800	Oracle	608,180
1,600	Plantronics	74,384
7,200	QLogic (1)	79,272
2,100	Rockwell Automation	203,385
2,300	Syntel	165,094
1,100	Tech Data (1)	56,474
3,200	TeleNav (1)	19,616
800	Teradata	47,296
1,200	Travelzoo	34,404
5,000	Western Digital	321,900
		10,806,019

Shares		Value $

	Materials — 0.8%
2,200	CF Industries Holdings	431,222
4,700	Coeur Mining (1)	63,027
400	NewMarket	109,024
5,200	Newmont Mining	156,000
4,200	Resolute Forest Products (1)	64,092
2,200	Schweitzer-Mauduit International	119,108
1,300	Terra Nitrogen LP	283,140
		1,225,613
	Utilities — 0.1%
5,600	USA Mobility	87,472

	Total United States	54,929,389
	TOTAL COMMON STOCK (Cost $141,381,013)	152,193,293

	PREFERRED STOCK — 0.2%
	Brazil — 0.2%
10,000	AES Tiete	99,415
13,200	Cia Energetica de Sao Paulo Class B	116,936
8,900	Metalurgica Gerdau Class A	71,782
		288,133
	Italy — 0.0%
7,156	Unipol Gruppo Finanziario	24,143

	TOTAL PREFERRED STOCK (Cost $379,773)	312,276

	INVESTMENT COMPANY — 0.1%
	Switzerland — 0.1%
992	BB Biotech (Cost $107,741)	134,632

	WARRANTS (1) — 0.0%
	Italy — 0.0%
7,572	Autostrada
	Expires 08/28/13
	Strike price $8.31
	(Cost $—)	17

	RIGHTS (1) — 0.0%
	Australia — 0.0%
1,429	ALS
	Expires 08/23/13
	Strike price $7.80	886

	Spain — 0.0%
38,681	CaixaBank
	Expires 10/25/13	2,727
	TOTAL RIGHTS (Cost $—)	3,613

	TOTAL INVESTMENTS — 99.8% (Cost $141,868,527)*	152,643,831

	OTHER ASSETS LESS LIABILITIES — 0.2%	248,728

	NET ASSETS — 100%	$152,892,559

(1)         Denotes non-income producing security.

(2)         Security is fair valued.

(3)         Security considered illiquid. On July 31, 2013 the value of this security amounted to $         , representing        % of the net assets of the Fund.

* At July 31, 2013, the tax basis cost of the Fund’s investments was $141,868,527, and the unrealized appreciation and depreciation were $16,463,778 and $(5,688,474), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

						Unrealized Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	8/22/13	JPY	40,811,000	USD	415,336	$(1,531)
Barclays Capital	8/22/13	ZAR	8,389,400	USD	847,222	(612)
BNP Securities	8/15/13	EUR	2,222,600	USD	2,863,118	(93,862)
Commonwealth Associates	8/22/13	JPY	496,089,200	USD	4,944,708	(122,635)
Deutsche Bank Securities	8/15/13	NOK	2,988,900	USD	483,942	(23,012)
JPMorgan Securities	8/15/13	GBP	1,582,900	USD	2,370,022	(37,726)
Royal Bank of Scotland	8/15/13	GBP	275,500	USD	414,933	(4,129)
						$(283,507)

ADR — American Depositary Receipt

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

LP — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

NOK — Norwegian Krone

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

July 31, 2013 (unaudited)

The following is a summary of the inputs used as of July 31, 2013, in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$644,109,921	$—	$—	$644,109,921
Total Investments in Securities	$644,109,921	$—	$—	$644,109,921

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures – Unrealized Appreciation	$671,750	$—	$—	$671,750
Forwards – Unrealized Depreciation	—	(147,572)	—	(147,572)
Total Other Financial Instruments	$671,750	$(147,572)	$—	$524,178

Schroder Global Multi-Cap Equity Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$152,193,293	$—	$—	$152,193,293
Preferred Stock	312,276	—	—	312,276
Investment Company	134,632	—	—	134,632
Warrants	17	—	—	17
Rights	3,613	—	—	3,613
Total Investments in Securities	$152,643,831	$—	$—	$152,643,831

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards – Unrealized Depreciation	$—	$(283,507)	$—	$(283,507)
Total Other Financial Instruments	$—	$(283,507)	$—	$(283,507)

(1)         There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)         All securities in this category are Level 1 securities except for securities fair valued at zero. For a detailed break-out by classification, please refer to the Schedule of Investments.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from May 1, 2013 through July 31, 2013 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 27, 2013

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer

Date: September 27, 2013

*     Print the name and title of each signing officer under his or her signature.